Share-based Compensation Arrangement by Share-based Payment Award, Remaining Contractual Term, Outstanding and Exercisable (Details)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation Share-based Compensation Arrangement By Share-based Payment Award, Remaining Contractual Term, Outstanding And Exercisable 1	3.2
Stock Based Compensation Share-based Compensation Arrangement By Share-based Payment Award, Remaining Contractual Term, Outstanding And Exercisable 2	2.6
Stock Based Compensation Share-based Compensation Arrangement By Share-based Payment Award, Remaining Contractual Term, Outstanding And Exercisable 3	3.2
Stock Based Compensation Share-based Compensation Arrangement By Share-based Payment Award, Remaining Contractual Term, Outstanding And Exercisable 4	2.6